UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment /_/; Amendment Number:  _______

     This Amendment (Check only one):   /_/ is a restatement.
                                        /_/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sio Capital Management, LLC
Address:  99 Park Avenue, Suite 820
          New York, New York 10016

Form 13F File Number: 28-13691

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Castor
Title:  CEO
Phone:  212-601-9779

Signature, Place, and Date of Signing:

        /s/ Michael Castor, New York, NY, February 8, 2011

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                ---------------

Form 13F Information Table Entry Total:                   24
                                                ---------------

Form 13F Information Table Value Total:             $ 97,097
                                                ---------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                                                                                                 ----------------
                                TITLE OF               VALUE    SHRS OR    SH/   PUT/  INVESTMENT    OTHER
  NAME OF ISSUER                 CLASS     CUSIP      (X$1000)  PRN AMT    PRN   CALL  DISCRETION   MANAGERS   SOLE    SHARED   NONE
  --------------                 -----     -----      --------  -------    ---   ----  ----------   --------   ----    ------   ----
BAXTER INTERNATIONAL INC	   COM	   071813 10 9	 6,245 	 123,373    SH		     SOLE	      123,373
BIODEL INC			   PUT	   09064M 95 5	   775 	  10,000    SH		     SOLE	       10,000
BRUKER CORP			   COM	   116794 10 8	 1,736 	 104,590    SH		     SOLE	      104,590
CARDINAL HEALTH INC		   COM	   14149F 10 9	 6,207 	 162,021    SH		     SOLE	      162,021
CAREFUSION CORP			   COM	   14170T 10 1	 7,330 	 285,222    SH		     SOLE	      285,222
COVIDIEN PLC			   SHS	   G2554F 10 5	 5,953 	 130,379    SH		     SOLE	      130,379
HEARTWARE INTERNATIONAL INC	   COM	   422368 10 0	 1,955 	  22,323    SH		     SOLE	       22,323
HUMANA INC			   COM	   444859 10 2	 3,698 	  67,552    SH		     SOLE	       67,552
INTERMUNE INC	 		   CALL	   45884X 90 3	    48 	   4,750    SH		     SOLE	        4,750
LIFE TECHNOLOGIES CORP		   COM	   53217V 10 9	 4,498 	  81,048    SH		     SOLE	       81,048
MCKESSON CORP			   COM	   58155Q 10 3	 7,881 	 111,975    SH		     SOLE	      111,975
MEDCO HEALTH SOLUTIONS INC	   COM	   58405U 10 2	 3,801 	  62,034    SH		     SOLE	       62,034
MERCK & CO. INC.		   COM	   58933Y 10 5	 6,188 	 171,696    SH		     SOLE	      171,696
PFIZER INC		    	   COM	   717081 10 3	 7,128 	 407,101    SH		     SOLE	      407,101
PHARMASSET INC			   COM	   71715N 10 6	 3,907 	  89,687    SH		     SOLE	       89,687
QUESTCOR PHARMACEUTICALS	   COM	   74835Y 10 1	 5,084 	 345,170    SH		     SOLE	      345,170
SANOFI-AVENTIS-ADR	 	   COM	   80105N 10 5	 5,310 	 164,766    SH		     SOLE	      164,766
STERICYCLE INC			   PUT	   858912 95 8	   278 	     500    SH		     SOLE	          500
TEVA PHARMACEUTICAL-SP ADR	   COM	   881624 20 9	 5,213 	 100,000    SH		     SOLE	      100,000
UNITEDHEALTH GROUP INC		   COM	   91324P 10 2	 1,083 	  30,000    SH		     SOLE	       30,000
WARNER CHILCOTT PLC-CLASS A	   SHS A   G94368 10 0	 5,553 	 246,145    SH		     SOLE	      246,145
WELLPOINT INC			   COM	   94973V 10 7	 2,274 	  40,000    SH		     SOLE	       40,000
YM BIOSCIENCES INC		   COM	   984238 10 5	 1,398 	 600,000    SH		     SOLE	      600,000
ZIMMER HOLDINGS INC		   COM	   98956P 10 2	 3,554 	  66,200    SH		     SOLE	       66,200
